RELATED PARTY TRANSACTIONS - Principal and revenue agreements (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 16, 2017 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / MWh $ / MWh facility GWh	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) agreement
Disclosure of transactions between related parties [line items]
Management service fee		$ 235,000	$ 135,000	$ 94,000
Energy marketing fees		$ 4,000	$ 20,000	$ 24,000
Number of long-term power purchase agreements amended | agreement				2
Number of facilities, all energy purchased | facility		2
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term		20 years
Power purchase agreement Lievre power
Disclosure of transactions between related parties [line items]
Power purchase agreement, term		20 years
Power Purchase Agreement Hydro Pontiac
Disclosure of transactions between related parties [line items]
Power purchase agreement, term		20 years
Power purchase agreement wind levelization
Disclosure of transactions between related parties [line items]
Power purchase agreement, term		10 years
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly		$ 5,000
Capitalization for management fees		34,000,000
Initial capitalization for management fees		8,000,000
Management fee fixed component		23,000
Energy marketing fees		18,000
Management fee fixed component quarterly		$ 5,000
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of transactions between related parties [line items]
Average price per MWh | $ / MWh		100
Average price adjustment fixed rate percent		3.00%
Option to extend a fixed price commitment, per MWh | $ / MWh		60
Brookfield Renewable | Power purchase agreement MPT
Disclosure of transactions between related parties [line items]
Average price per MWh | $ / MWh		127
Average price adjustment fixed rate percent		3.00%
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		75
Annual increment as % of CPI		40.00%
Maximum annual increment in power purchase agreements		3.00%
Reduction in price per MWh, tranche one | $ / MWh		3
Reduction in price per MWh, tranche two | $ / MWh		5.03
Brookfield Renewable | Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		37
Annual increment as % of CPI		20.00%
Brookfield Renewable | Power purchase agreement Lievre power
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		68
Annual increment as % of CPI		40.00%
Maximum annual increment in power purchase agreements		3.00%
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		68
Annual increment as % of CPI		40.00%
Brookfield Renewable | Power purchase agreement wind levelization
Disclosure of transactions between related parties [line items]
Expected generation | GWh		506
Sudsidiary | TERP Brookfield Master Services Agreement
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly	$ 2,500
Percentage of quarterly market capitalization increase	0.3125%
Quarterly fixed fee component for the next four quarters	$ 3,000
Quarterly fixed fee component, thereafter	3,750
Management fee fixed component quarterly	$ 2,500
Sudsidiary | TERP Brookfield Master Services Agreement | Top of range
Disclosure of transactions between related parties [line items]
Quarterly market capitalization increase (in USD per share) | $ / shares	$ 9.52